Loans (Schedule of Loans Made to Directors and Executive Officers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Aggregate balance - Beginning of Period	$ 3,344	$ 3,357
New loans	1,166	771
Repayments	(1,170)	(784)
Aggregate balance - End of Period	$ 3,340	$ 3,344